Angel Oak Mortgage Trust 2021-4 ABS-15G

Exhibit 99.5

Data Compare Summary (Total)

Run Date - xxxx  8:39:58 AM

Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
Borrower Last Name	1	80	1.25%	80
City	1	80	1.25%	80
Disbursement Date	3	8	37.50%	80
Investor: Qualifying Housing Ratio	36	47	76.60%	80
Investor: Qualifying Total Debt Ratio	25	77	32.47%	80
Margin	19	43	44.19%	80
MERS Min Number	25	43	58.14%	80
Note Date	2	80	2.50%	80
Occupancy	0	80	0.00%	80
Original CLTV	0	80	0.00%	80
Original Loan Amount	0	80	0.00%	80
Original LTV	0	80	0.00%	80
Original P&I	3	7	42.86%	80
Original Term	0	71	0.00%	80
Originator Loan Designation	2	70	2.86%	80
Property Type	1	80	1.25%	80
Purpose	0	80	0.00%	80
Refi Purpose	2	25	8.00%	80
Representative FICO	11	80	13.75%	80
State	0	80	0.00%	80
Zip	3	80	3.75%	80
Total	134	1,351	9.92%	80